Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Accrual TDRs:
Balance at beginning of period		¥ 613,844	¥ 867,090
Additions (new accrual TDR status)	[1]	358,224	73,866
Transfers to other impaired loans (including nonaccrual TDRs)		(28,876)	(16,958)
Loans sold		(1,594)	(9)
Principal payments and other		(115,714)	(139,141)
Balance at end of period	[1]	825,884	784,848
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period		1,111,306	819,716
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	196,443	132,119
Charge-off		(59,880)	(31,157)
Transfers to accrual TDRs		(312,649)	(16,608)
Loans sold		(12,951)	(6,171)
Principal payments and other		(167,508)	(120,627)
Balance at end of period	[1]	754,761	777,272
Card [Member]
Accrual TDRs:
Balance at beginning of period		37,896
Balance at end of period		34,829
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		5,527	5,760
MUAH [Member]
Accrual TDRs:
Balance at beginning of period		49,601
Balance at end of period		24,795
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		13,967	3,291
Krungsri [Member]
Accrual TDRs:
Balance at beginning of period		8,494
Balance at end of period		16,140
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		51	2,543
Lease receivables excluded from accrual TDRs as impaired loans		3,141	6,352
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		62	248
Lease receivables excluded from other impaired loans		772	1,755
Additions of nonaccrual TDRs		¥ 3,484	¥ 3,045

[1]	For the six months ended September 30, 2015, lease receivables of ¥2,543 million and ¥248 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,352 million and ¥1,755 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2015. For the six months ended September 30, 2016, lease receivables of ¥51 million and ¥62 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,141 million and ¥772 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2016.
[2]	Included in additions of other impaired loans for the six months ended September 30, 2015 and 2016 are nonaccrual TDRs as follows: ¥5,760 million and ¥5,527 million-Card; ¥3,291 million and ¥13,967 million-MUAH; and ¥3,045 million and ¥3,484 million-Krungsri, respectively.